Fair Value Measurement (Fair Value of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value of Financial Instruments [Line Items]
Cash equivalents	$ 110,698	$ 10,388
Restricted time deposits	417,442	424,674
Short-term investments	191,577	2,827
Investment in debt securities	1,965
Total	721,682	437,889
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Financial Instruments [Line Items]
Cash equivalents	0	0
Restricted time deposits	0	0
Short-term investments	0	0
Investment in debt securities	0
Total	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Financial Instruments [Line Items]
Cash equivalents	110,698	10,388
Restricted time deposits	417,442	424,674
Short-term investments	191,577	2,827
Investment in debt securities	1,965
Total	721,682	437,889
Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Financial Instruments [Line Items]
Cash equivalents	0	0
Restricted time deposits	0	0
Short-term investments	0	0
Investment in debt securities	0
Total	$ 0	$ 0